Summary of Earnings Per Share (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 CAD ($) $ / shares shares
Basic earnings per share
Net income attributable to common shareholders | $	$ 14,049	$ 11,628		$ 11,416
Weighted-average number of common shares outstanding (millions)	1,817,700,000	1,807,300,000		1,824,200,000
Basic earnings per share (Canadian dollars) | $ / shares	$ 7.73	$ 6.43		$ 6.26
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities | $	$ 14,049	$ 11,628		$ 11,416
Stock options potentially exercisable (millions)	2,500,000	1,500,000		3,100,000
Weighted-average number of common shares outstanding – diluted (millions)	1,820,200,000	1,808,800,000		1,827,300,000
Diluted earnings per share (Canadian dollars) | $ / shares	$ 7.72	$ 6.43		$ 6.25
Average outstanding options excluded from calculation of diluted earnings per share	0	7,500,000		0
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share | $ / shares			$ 70.04